UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Blenheim Capital Management, L.L.C.

Address:   300 Connell Drive, Suite 5200
           Berkeley Heights, New Jersey 07922


Form 13F File Number: 28-12313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph F. Esposito
Title:  Managing Director
Phone:  (732) 560-6246

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito             Berkeley Heights, New Jersey       5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-122205        Summit Global Management, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      299,634
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLEGHENY TECHNOLOGIES INC     Common Stock   01741R102 12190.00   180,000 SH       SOLE                  180,000      0    0
ALPHA NATURAL RESOURCES INC    Common Stock   02076X102  2969.00    50,000 SH       SOLE                   50,000      0    0
ANOORAQ RESOURCES CORP         Common Stock   03633E108  5481.00 4,725,400 SH       SOLE                4,725,400      0    0
BANK OF AMERICA CORP           Common Stock   060505104  5972.00   448,000 SH       SOLE                  448,000      0    0
CENTURY ALUM CO COM            Common Stock   156431108 57808.00 3,094,638 SH       SOLE                3,094,638      0    0
CHINA MING YANG WIND POW-ADR   ADR            16951C108 37565.00 3,643,503 SH       SOLE                3,643,503      0    0
CITIGROUP INC                  Common Stock   172967101  1989.00   450,000 SH       SOLE                  450,000      0    0
CLIFFS NATURAL RESOURCES INC   Common Stock   18683K101  9828.00   100,000 SH       SOLE                  100,000      0    0
CONSOL ENERGY INC              Common Stock   20854P109  8045.00   150,000 SH       SOLE                  150,000      0    0
COSAN LTD-CLASS A SHARES       ADR            G25343107  5160.00   400,000 SH       SOLE                  400,000      0    0
FREEPORT MCMORAN COPPER & GOLD Common Stock   35671D857 27775.00   500,000 SH       SOLE                  500,000      0    0
HUDBAY MINERALS INC            Common Stock   443628102 27303.00 1,675,000 SH       SOLE                1,675,000      0    0
JPMORGAN CHASE & CO            Common Stock   46625H100  2766.00    60,000 SH       SOLE                   60,000      0    0
MITSUBISHI UFJ FINL GRP-ADR    ADR            606822104  1380.00   300,000 SH       SOLE                  300,000      0    0
PLAINS EXPLORATION & PRODUCT   Common Stock   726505100  9058.00   250,000 SH       SOLE                  250,000      0    0
STATE STREET CORP              Common Stock   857477103  3371.00    75,000 SH       SOLE                   75,000      0    0
STILLWATER MINING CO           Common Stock   86074Q102  1147.00    50,000 SH       SOLE                   50,000      0    0
TECK RESOURCES LTD-CL B        Common Stock   878742204 39765.00   750,000 SH       SOLE                  750,000      0    0
THOMPSON CREEK METALS CO INC   Common Stock   884768102 15989.00 1,275,000 SH       SOLE                1,275,000      0    0
WELLS FARGO & CO               Common Stock   949746101  2029.00    64,000 SH       SOLE                   64,000      0    0
WISDOMTREE INDIA EARNINGS      Common Stock   97717W422 22044.00   888,888 SH       SOLE                  888,888      0    0


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